ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Operating revenues	$ 3,775,247	$ 1,349,977	$ 2,012,356
Operating costs and expenses:
General and administrative	(488,127)	(423,225)	(426,407)
Development costs	(1,202)	0	(30,677)
Property charges and other	(228,437)	(39,982)	(30,575)
Total operating costs and expenses	(3,710,288)	(2,093,082)	(2,589,807)
Operating income (loss)	64,959	(743,105)	(577,451)
Non-operating income (expenses):
Interest income	23,305	26,458	6,618
Interest expense	(492,391)	(376,722)	(350,544)
Foreign exchange gains, net	2,232	3,904	4,566
Other income, net	2,748	3,930	3,082
Total non-operating expenses, net	(466,867)	(348,826)	(376,128)
Loss before income tax	(401,908)	(1,091,931)	(953,579)
Income tax expense	(13,422)	(5,236)	(2,885)
Net loss	(415,330)	(1,097,167)	(956,464)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenues	84,130	15,340	9,547
Operating costs and expenses:
General and administrative	(34,342)	(50,532)	(51,285)
Development costs	0	0	(32,000)
Property charges and other	(1,244)	(406)	(956)
Total operating costs and expenses	(35,586)	(50,938)	(84,241)
Operating income (loss)	48,544	(35,598)	(74,694)
Non-operating income (expenses):
Interest income	4,991	16,151	20
Interest expense	(19,366)	(3,165)	0
Foreign exchange gains, net	1,496	7,437	6,211
Other income, net	7,302	11,220	15,092
Share of results of subsidiaries	(358,767)	(922,771)	(755,678)
Total non-operating expenses, net	(364,344)	(891,128)	(734,355)
Loss before income tax	(315,800)	(926,726)	(809,049)
Income tax expense	(11,120)	(3,800)	(2,702)
Net loss	$ (326,920)	$ (930,526)	$ (811,751)